Financial Risk Management and Financial Instruments - Summary of Notional Principal of the Foreign Currency Exchange Contracts by Hedged Line Item in Statement of Operations (Details) - Cash Flow Hedges - Foreign Exchange Forwards
€ in Millions, £ in Millions, kr in Millions, kr in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 SEK (kr)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 NOK (kr)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 SEK (kr)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 GBP (£)
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount in foreign currency	€ 1,538	$ 67	kr 2,053	$ 402	£ 570	$ 335	kr 1,238	€ 968	$ 48	kr 1,869	$ 330	£ 484
Revenue
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount in foreign currency		38	1,221	226	328	194	739		27	1,112	187	282
Cost of Revenue
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount in foreign currency		$ 29	kr 832	$ 176	£ 242	$ 141	kr 499		$ 21	kr 757	$ 143	£ 202